Income Taxes - Movement in Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ 8,528	$ 10,774
Recognized in net income (loss) for the year	(4,371)	(1,542)
Recognized in other comprehensive income (loss) for the year	(50)	(704)
Balance, end of the year	$ 4,107	$ 8,528